Information on Subsidiaries (List of Directly or Indirectly Held Significant Subsidiaries) (Parenthetical) (Details)	12 Months Ended
Oct. 31, 2024
Information on Subsidiaries [Abstract]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%